Vanguard Real Estate II Index Fund Expense Example - Institutional Plus Prospectus [Member] - Vanguard Real Estate II Index Fund - Institutional Plus Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103